CECL (Details 14) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) contract	Dec. 31, 2019 CHF (SFr) contract	Dec. 31, 2018 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	20	26	18
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 292	SFr 179	SFr 211
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 260	SFr 168	SFr 189
Restructured loans, subsequently defaulted, Number of contracts | contract	4	2	9
Restructured loans, subsequently defaulted, Recorded Investment	SFr 13	SFr 15	SFr 84
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	5
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 7	SFr 29
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 7	SFr 29
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 13	SFr 8
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	3	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 165	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 165	SFr 0	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	17	25	13
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 127	SFr 172	SFr 182
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 95	SFr 161	SFr 160
Restructured loans, subsequently defaulted, Number of contracts | contract	4	1	8
Restructured loans, subsequently defaulted, Recorded Investment	SFr 13	SFr 2	SFr 76
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	20	26	18
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 292	SFr 179	SFr 211
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 260	SFr 168	SFr 189
Restructured loans, subsequently defaulted, Number of contracts | contract	4	2	9
Restructured loans, subsequently defaulted, Recorded Investment	SFr 13	SFr 15	SFr 84
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	5
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 7	SFr 29
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 7	SFr 29
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 13	SFr 8
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	3	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 165	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 165	SFr 0	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	17	25	13
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 127	SFr 172	SFr 182
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 95	SFr 161	SFr 160
Restructured loans, subsequently defaulted, Number of contracts | contract	4	1	8
Restructured loans, subsequently defaulted, Recorded Investment	SFr 13	SFr 2	SFr 76